Consolidated Statements of Operations and Comprehensive Income (Loss)		12 Months Ended
		Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues		¥ 40,595,916	$ 5,647,420	¥ 78,335,376	¥ 983,168,898
Cost of revenues		28,993,601	4,033,387	181,784,576	753,004,179
Gross profit (loss)		11,602,315	1,614,033	(103,449,200)	230,164,719
Operating expenses:
Selling and marketing expenses		9,136,203	1,270,965	15,332,523	24,431,649
General and administrative expenses		50,832,703	7,071,491	53,402,101	53,197,248
Research and development expenses		50,145,125	6,975,840	88,601,470	131,851,602
Total operating expenses		110,114,031	15,318,296	157,336,094	209,480,499
Profit (loss) from operations		(98,511,716)	(13,704,263)	(260,785,294)	20,684,220
Other expenses (income):
Finance expenses (income)		1,386,506	192,881	920,055	(4,407,504)
Interest expense		6,913,314	961,732
Interest income		(504,348)	(70,161)	(489,098)	(2,005,580)
Change in fair value of cryptocurrencies		15,744,170	2,190,219
Other income		(2,512,309)	(349,495)	(6,846,803)	(4,021,582)
Total other expenses (income)		21,027,333	2,925,176	(6,415,846)	(10,434,666)
Income (loss) before income tax provision		(119,539,049)	(16,629,439)	(254,369,448)	31,118,886
Income tax provision				(17,394)
Net income (loss)		(119,539,049)	(16,629,439)	(254,352,054)	31,118,886
Less: net loss attributable to noncontrolling interests		(6,352,001)	(883,646)	(1,528,282)
Net income (loss) attributable to Nano Labs Ltd		(113,187,048)	(15,745,793)	(252,823,772)	31,118,886
Comprehensive income (loss):
Net income (loss)		(119,539,049)	(16,629,439)	(254,352,054)	31,118,886
Foreign currency translation adjustment		6,392,294	889,251	155,159	4,566,656
Total comprehensive income (loss)		(113,146,755)	(15,740,188)	(254,196,895)	35,685,542
Comprehensive loss attributable to noncontrolling interests		(6,352,502)	(883,716)	(1,528,352)
Comprehensive income (loss) attributable to Nano Labs Ltd		¥ (106,794,253)	$ (14,856,472)	¥ (252,668,543)	¥ 35,685,542
Net income (loss) per ordinary share attributable to Nano Labs Ltd
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (14.06)	$ (1.96)	¥ (42.94)	¥ 5.84
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (14.06)	$ (1.96)	¥ (42.94)	¥ 5.84
Weighted average number of shares used in per share calculation:
Basic (in Shares)	[1]	8,049,592	8,049,592	5,888,507	5,324,450
Diluted (in Shares)	[1]	8,049,592	8,049,592	5,888,507	5,330,761

[1]	After giving effect of the reverse stock splits, see Note 12.